UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21985

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-ANNUAL REPORT SEPTEMBER 30, 2023

Hatteras Core Alternatives Fund, L.P.

Hatteras Core Alternatives TEI Fund, L.P.

Hatteras Core Alternatives Institutional Fund, L.P.

Hatteras Core Alternatives TEI Institutional Fund, L.P.

Hatteras Core Alternatives Funds

Hatteras Core Alternatives Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives Institutional Fund, L.P.
(a Delaware Limited Partnership)

Hatteras Core Alternatives TEI Institutional Fund, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2023
(Unaudited)

Hatteras Core Alternatives Funds

As of and for the period ended September 30, 2023
(Unaudited)

Hatteras Core Alternatives Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives Institutional Fund, L.P. (a Delaware Limited Partnership)
Hatteras Core Alternatives TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Table of Contents

Statements of Assets, Liabilities and Partners’ Capital	1
Statements of Operations	2
Statements of Changes in Partners’ Capital	3
Statements of Cash Flows	4
Notes to Financial Statements	5-15
Board of Directors (Unaudited)	16
Fund Management (Unaudited)	17
Other Information (Unaudited)	18
Financial Statements of Hatteras Master Fund, L.P.	19

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Assets, Liabilities and Partners’ Capital

September 30, 2023 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value	$15,669,387	$19,747,528	$18,727,497	$49,852,306
Cash and cash equivalents	14,333	3,944	3,948	8,611
Receivable for withdrawals from Hatteras Master Fund, L.P.	112,185	285,475	135,802	760,208
Other receivables	45	17	17	40
Prepaid assets	49,885	63,198	59,604	159,765
Total assets	$15,845,835	$20,100,162	$18,926,868	$50,780,930
Liabilities and partners’ capital
Servicing fees payable	88,565	112,005	105,832	283,089
Performance allocation	112,186	109,325	135,801	341,588
Professional fees payable	39,849	45,900	40,148	49,050
Accounting, administration and transfer agency fees payable	33,298	54,276	41,060	77,732
Other payables	1,420	3,363	1,218	4,005
Printing fees payable	3,650	3,650	3,644	3,651
Custodian fees payable	2,423	5,265	2,424	5,265
Withholding tax payable	—	8,701	—	7,699
Total liabilities	281,391	342,485	330,127	772,079
Partners’ capital	15,564,444	19,757,677	18,596,741	50,008,851
Total liabilities and partners’ capital	$15,845,835	$20,100,162	$18,926,868	$50,780,930
Components of partners’ capital
Paid-in capital	$3,911,469	$10,603,203	$4,088,792	$(13,679,506)
Total distributable earnings	11,652,975	9,154,474	14,507,949	63,688,357
Accumulated net investment income/(loss)	(17,765,735)	(25,606,722)	(1,596,589)	(7,189,889)
Accumulated net realized loss	57,316,989	76,944,461	63,980,365	187,250,423
Accumulated net unrealized appreciation on investments	(27,898,279)	(42,183,265)	(47,875,827)	(116,372,177)
Partners’ capital	$15,564,444	$19,757,677	$18,596,741	$50,008,851
Net asset value per unit	$52.66	$51.59	$55.53	$54.84
Maximum offering price per unit**	$53.73	$52.64	$55.53	$54.84
Number of authorized units	7,500,000.00	7,500,000.00	10,000,000.00	7,500,000.00
Number of outstanding units	295,558.33	382,987.25	334,897.35	911,872.33

*	Consolidated Statement. See Note 2 in the notes to the financial statements.
**	The maximum sales load for the Hatteras Core Alternatives Fund, L.P. and the Hatteras Core Alternatives TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Operations

For the Period Ended September 30, 2023 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.
Investment income	$1,351	$1,703	$1,615	$4,299
Operating expenses	(308,492)	(388,759)	(368,688)	(981,266)
Net investment income/(loss) allocated from Hatteras Master Fund, L.P.	(307,141)	(387,056)	(367,073)	(976,967)
Feeder Fund investment income
Interest	251	88	87	195
Total Feeder Fund investment income	251	88	87	195
Feeder Fund expenses
Servicing fee	88,566	112,005	105,831	283,089
Accounting, administration and transfer agency fees	31,423	52,351	39,104	75,718
Insurance fees	27,229	34,304	32,536	86,704
Professional fees	19,500	17,800	19,450	18,850
Printing fees	1,577	1,577	1,571	1,577
Custodian fees	2,427	2,428	2,439	2,428
Tax expense, net**	—	(165,883)	—	(406,683)
Other expenses	344	2,045	346	2,045
Total Feeder Fund expenses	171,066	56,627	201,277	63,728
Net investment income/(loss)	(477,956)	(443,595)	(568,263)	(1,040,500)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	(137,443)	(173,214)	(164,267)	(437,277)
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	(32,924,058)	(41,493,733)	(39,349,660)	(104,750,967)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments allocated from Hatteras Master Fund, L.P.	(33,061,501)	(41,666,947)	(39,513,927)	(105,188,244)
Net increase/(decrease) in partners’ capital resulting from operations	$(33,539,457)	$(42,110,542)	$(40,082,190)	$(106,228,744)

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

**	Tax expenses, net includes tax payments for $2,894 and refunds related to prior years for $578,354.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the years ended March 31, 2023 and period ended September 30, 2023 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners’ Capital, at March 31, 2022	$47,836,423	$60,048,786	$57,156,071	$151,615,961
Capital contributions	—	—	—	—
Capital withdrawals	—	—	—	—
Performance allocation	(82,486)	(100,949)	(100,221)	(268,499)
Net investment income/(loss)	(1,080,312)	(1,155,086)	(1,281,513)	(2,844,935)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	24,289	30,693	29,014	77,328
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	2,405,987	3,032,634	2,875,580	7,657,740
Partners’ Capital, at March 31, 2023	$49,103,901	$61,856,078	$58,678,931	$156,237,595
Capital contributions	—	—	—	—
Capital withdrawals	—	—	—	—
Performance allocation	—	12,141	—	—
Net investment income/(loss)	(477,956)	(443,595)	(568,263)	(1,040,500)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	(137,443)	(173,214)	(164,267)	(437,277)
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	(32,924,058)	(41,493,733)	(39,349,660)	(104,750,967)
Partners’ Capital, at September 30, 2023	$15,564,444	$19,757,677	$18,596,741	$50,008,851

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Statements of Cash Flows

For the Period Ended September 30, 2023 (Unaudited)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.*	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net increase/(decrease) in partners’ capital resulting from operations	$(33,539,457)	$(42,110,542)	$(40,082,190)	$(106,228,744)
Adjustments to reconcile net increase/(decrease) in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	—	—	—	—
Proceeds, net of change in withdrawals receivable, from Hatteras Master Fund, L.P.	172,412	198,082	201,884	482,511
Net investment (income)/loss allocated from Hatteras Master Fund, L.P.	307,141	387,056	367,073	976,967
Net realized (gain)/loss from investments in Adviser Funds, securities and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	137,443	173,214	164,267	437,277
Net change in unrealized (appreciation)/depreciation on investments from Hatteras Master Fund, L.P.	32,924,058	41,493,733	39,349,660	104,750,967
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	—	(164,008)	(1)	(418,620)
(Increase)/Decrease in other receivables	(28)	2	(7)	(8)
(Increase)/Decrease in prepaid assets	(26,883)	(34,342)	(32,118)	(86,844)
Increase/(Decrease) in servicing fees payable	8,937	11,661	10,673	29,725
Increase/(Decrease) in professional fees payable	849	10,300	1,248	11,350
Increase/(Decrease) in printing fees payable	1,541	1,541	1,535	1,542
Increase/(Decrease) in accounting, administration and transfer agency fees payable	12,610	23,073	16,456	34,746
Increase/(Decrease) in custodian fees payable	1,217	2,663	1,218	2,663
Increase/(Decrease) in withholding tax payable	—	5,576	—	4,574
Increase/(Decrease) in other payables	47	1,744	45	1,745
Net cash provided by operating activities	(113)	(247)	(257)	(149)
Net change in cash and cash equivalents	(113)	(247)	(257)	(149)
Cash and cash equivalents at beginning of year	14,446	4,191	4,205	8,760
Cash and cash equivalents at end of year	$14,333	$3,944	$3,948	$8,611
Supplemental disclosure of withholding tax paid	$—	$—	$—	$—

*	Consolidated Statement. See Note 2 in the notes to the financial statements.

See notes to financial statements and financial statements of Hatteras Master Fund, L.P.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2023 (Unaudited)

1.	ORGANIZATION

The Hatteras Core Alternatives Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Core Alternatives Fund, L.P.
Hatteras Core Alternatives TEI Fund, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.
Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds sought to provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Hatteras Master Fund, L.P. (the “Master Fund” together with the Feeder Funds, the “Funds”), which is registered under the 1940 Act. Hatteras Investment Partners, L.P. (“Hatteras Investment Partners”, the “Investment Manager” or the “General Partner”), a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended, serves as Investment Manager to the Master Fund. Investors who have acquired units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Core Alternatives Offshore Fund, LDC and Hatteras Core Alternatives Offshore Institutional Fund, LDC, (each a “Blocker Fund” and collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objectives as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. invest in the Master Fund. The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Core Alternatives TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Fund, LDC and the Hatteras Core Alternatives TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Core Alternatives Offshore Institutional Fund, LDC. The Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund for Hatteras Core Alternatives TEI Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P. assuming, and as stated previously in the paragraph, their investment in the Master Fund passes through the applicable Blocker Fund.

Each Feeder Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”). The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentages of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2023 are:

Hatteras Core Alternatives Fund, L.P.	15.07%
Hatteras Core Alternatives TEI Fund, L.P.	18.99%
Hatteras Core Alternatives Institutional Fund, L.P.	18.01%
Hatteras Core Alternatives TEI Institutional Fund, L.P.	47.93%

Each of the Feeder Funds has an appointed Board of Directors (collectively the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

1.	ORGANIZATION (Continued)

The Master Fund and the Feeder Funds’ operated in accordance with their investment objectives and strategies until December 7, 2021, when the Boards of the Funds approved Plans of Liquidation of the Funds, and the Master Fund exchanged interests in the Adviser Funds for Preferred Series B-2 Unit Accounts of The Beneficient Company Group, L.P. On June 7, 2023, the Fund’s Preferred Series B-2 Unit Accounts converted to Beneficient Class A common stock. (see Note 8 of the Notes to Financial Statements for the Master Fund).

2.	SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with GAAP and are expressed in United States (“U.S.”) dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value, based on each Feeder Fund’s pro rata percentage of partners’ capital of the Master Fund. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is also discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.	Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and change in unrealized appreciation and depreciation from the Master Fund.

c.	Feeder Fund Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds is recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fee of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager. The Feeder Funds’ specific expenses are recorded on an accrual basis.

d.	Tax Basis Reporting

Historically, the Master Fund invested primarily in investment funds treated as partnerships for U.S. Federal tax purposes. The tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the trading advisers (“Adviser Funds”). The tax basis for the Adviser Funds carried over to the Beneficient Preferred Series B-2 Unit Accounts and subsequently to the Beneficient Class A common stock. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.	Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the partners’ capital, income, expenses, and the realized and unrealized gains/(losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Feeder Funds are subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Feeder Funds’ tax years ended December 2019 through December 31, 2022, the Feeder Funds are open to examination by major tax jurisdictions under the statute of limitations.

Management has reviewed any potential tax positions as of September 30, 2023 and determined that the Feeder Funds do not have a liability for any unrecognized tax benefits. The Feeder Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2023, the Feeder Funds did not incur any interest or penalties.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

The Blocker Funds may be subject to withholding of U.S. Federal income tax at the current statutory rate of their allocable share of the Master Fund’s U.S.-source dividend income and other U.S.-source fixed, determinable annual or periodic gains, profits, or income, as defined in Section 881(a) of the Internal Revenue Code of 1986, as amended. This tax treatment differs in comparison to the tax treatment of most forms of interest income.

f.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

h.	Consolidated Financial Statements

The asset, liability, and equity accounts of the Hatteras Core Alternatives TEI Fund, L.P. and the Hatteras Core Alternatives TEI Institutional Fund, L.P. are consolidated with their respective Blocker Funds, as presented in the Statements of Assets, Liabilities, and Partners’ Capital, Statements of Operations, Statements of Changes in Partners’ Capital, and Statements of Cash Flows. All intercompany accounts and transactions have been eliminated in consolidation.

3.	ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Allocation Periods begin on the first calendar day of each month and end at the close of business on the last day of each month (“Allocation Period”). The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Net profits or net losses of the Feeder Funds for each Allocation Period will be allocated among and credited to or debited against the Capital Accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, which includes; net change in unrealized appreciation or depreciation of investments, realized gain/(loss), and net investment income/(loss) during an Allocation Period.

Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2.00% of the purchased amount for purchases of Units of Hatteras Core Alternatives Fund, L.P. and Hatteras Core Alternatives TEI Fund, L.P.), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s Units or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Ending Units, March 31, 2022	295,558.33	382,987.25	334,897.35	911,872.33
Contributions	—	—	—	—
Withdrawals	—	—	—	—
Ending Units, March 31, 2023	295,558.33	382,987.25	334,897.35	911,872.33
Contributions	—	—	—	—
Withdrawals	—	—	—	—
Ending Units, September 30, 2023	295,558.33	382,987.25	334,897.35	911,872.33

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

4.	RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, each Feeder Fund will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee charged at the annual rate of 0.65% of the month-end partners’ capital of each Feeder Fund. The respective Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the respective Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is calculated for each Feeder Fund at the Master Fund level. The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. A Performance Allocation of $0, -$12,141, $0, and $0 for the period ended September 30, 2023, was allocated to the Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., respectively.

Hatteras Capital Distributors, LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a servicing fee from the Investment Manager based on the partners’ capital of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

U.S. Bank, N.A. (“USB”) serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”), serves as the administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average total Limited Partners’ capital, subject to certain minimums.

The Master Fund has engaged ACA Group (“ACA”) to provide compliance services including the appointment of the Funds’ Chief Compliance Officer. ACA is paid an annual fee of $96,000 for services provided, which is allocated among the Funds and other affiliated entities.

As of September 30, 2023, Limited Partners who are affiliated with the Investment Manager owned $653,831 (3.52% of partners’ capital) of Hatteras Core Alternatives Institutional Fund, L.P., $996 (0.01% of partners’ capital) of Hatteras Core Alternatives TEI Fund, L.P., and $256,708 (0.51% of partners’ capital) of Hatteras Core Alternatives TEI Institutional Fund, L.P.

5.	RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objectives will be met.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

6.	REPURCHASE OF LIMITED PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase Units, the Board will consider, among other things, the recommendation of the Investment Manager. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one-year anniversary of its initial investment may be subject to a maximum 2.00% repurchase fee. There were no repurchase fees charged during the period ended September 30, 2023.

According to the terms of the Plan of Liquidation, the Feeder Funds did not make any offers to repurchase shares during the period ended September 30, 2023 and do not expect to make any offer to repurchase shares prior to its final distribution of any remaining proceeds. See Notes 8 and 12 of the Notes to Financial Statements for the Master Fund for additional information related to the Master Fund’s transaction with Beneficient and related subsequent events.

7.	INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts for each Feeder Fund are calculated based on each Limited Partner’s net asset value. The Investment Manager’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of contributions and withdrawals and Performance Allocation.

The ratios are calculated by dividing total dollars of income or expenses, as applicable, by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in unit value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	Hatteras Core Alternatives Fund, L.P.	Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras Core Alternatives TEI Institutional Fund, L.P.
Unit Value, March 31, 2019	$122.86	$121.11	$129.51	$127.75
Income from investment operations:
Net investment income/(loss)	(8.93)	(10.55)	(0.74)	(1.43)
Net realized and unrealized gain/(loss) on investment transactions	(3.46)	(1.99)	(12.38)	(11.85)
Total from investment operations	(12.39)	(12.54)	(13.12)	(13.28)
Unit Value, March 31, 2020	110.47	108.57	116.39	114.47
Income from investment operations:
Net investment income/(loss)*	(2.38)	(3.94)	(2.44)	(3.76)
Net realized and unrealized gain/(loss) on investment transactions	41.34	40.51	43.57	42.81
Total from investment operations	38.96	36.57	41.13	39.05
Unit Value, March 31, 2021	149.43	145.14	157.52	153.52
Income from investment operations:
Net investment income/(loss)*	(3.37)	(3.73)	(3.51)	(3.53)
Net realized and unrealized gain/(loss) on investment transactions	15.79	15.38	16.66	16.28
Total from investment operations	12.42	11.65	13.15	12.75
Unit Value, March 31, 2022	161.85	156.79	170.67	166.27
Income from investment operations:
Net investment income/(loss)*	(3.66)	(3.02)	(3.83)	(3.12)
Net realized and unrealized gain/(loss) on investment transactions	7.94	7.74	8.36	8.19
Total from investment operations	4.29	4.72	4.54	5.07
Unit Value, March 31, 2023	166.14	161.51	175.21	171.34
Income from investment operations:
Net investment income/(loss)*	(1.62)	(1.16)	(1.70)	(1.14)
Net realized and unrealized gain/(loss) on investment transactions	(111.86)	(108.76)	(117.98)	(115.36)
Total from investment operations	(113.48)	(109.92)	(119.68)	(116.50)
Unit Value, September 30, 2023	$52.66	$51.59	$55.53	$54.84

*	Calculated using the average shares outstanding method.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30,	For the Years Ended March 31,
Hatteras Core Alternatives Fund, L.P.	2023 (Unaudited)	2023	2022	2021	2020	2019
Total return before Performance Allocation	(68.30)%	2.82%	9.21%	37.17%	(10.06)%	9.04%
Performance Allocation	0.00%	(0.17)%	(0.90)%	(1.90)%	(0.02)%	(0.69)%
Total return after Performance Allocation	(68.30)%	2.65%	8.31%	35.27%	(10.08)%	8.35%
Net investment income/(loss)[1]	(3.39)%	(2.23)%	(2.16)%	(1.94)%	(1.53)%	(1.53)%
Operating expenses, excluding Performance Allocation1,2,3	3.40%	2.23%	2.75%	2.77%	2.51%	2.30%
Performance Allocation[1]	0.00%	0.17%	0.90%	1.90%	0.02%	0.69%
Net expenses[1]	3.40%	2.40%	3.65%	4.67%	2.53%	2.99%
Partners’ capital, end of year (000’s)	$15,564	$49,104	$47,836	$49,281	$45,873	$64,607
Portfolio turnover rate (Master Fund)	146.31%	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.00%,0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 2.23%, 2.23%, 2.64%, 2.67%, 2.47%, and 2.25%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30,	For the Years Ended March 31,
Hatteras Core Alternatives TEI Fund, L.P.	2023 (Unaudited)	2023	2022	2021	2020	2019
Total return before Performance Allocation	(68.09)%	3.18%	8.90%	35.43%	(10.36)%	8.83%
Performance Allocation	0.03%	(0.17)%	(0.87)%	(1.75)%	0.00%	(0.67)%
Total return after Performance Allocation	(68.06)%	3.01%	8.03%	33.68%	(10.36)%	8.16%
Net investment income/(loss)[1]	(2.49)%	(1.90)%	2.46%	(3.31)%	(1.87)%	(1.71)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.50%	1.90%	3.05%	4.13%	2.85%	2.49%
Performance Allocation[1]	(0.03)%	0.17%	0.87%	1.75%	0.00%	0.67%
Net expenses[1]	2.46%	2.07%	3.92%	5.88%	2.85%	3.16%
Partners’ capital, end of year (000’s)	$19,758	$61,856	$60,049	$62,555	$58,262	$83,498
Portfolio turnover rate (Master Fund)	146.31%	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.00%, 0.11%, 0.10%, 0.04%, and 0.05%, respectively; and the ratios of withholding tax to average partners’ capital were -0.47%, -0.37%, 0.35%, 1.40%, 0.43%, and 0.19%, respectively. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.96%, 2.27%, 2.59%, 2.63%, 2.38%, and 2.25%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (continued)

	For the period ended September 30,	For the Years Ended March 31,
Hatteras Core Alternatives Institutional Fund, L.P.	2023 (Unaudited)	2023	2022	2021	2020	2019
Total return before Performance Allocation	(68.31)%	2.83%	9.25%	37.28%	(10.11)%	9.18%
Performance Allocation	0.00%	(0.17)%	0.90%	(1.94)%	(0.02)%	(0.70)%
Total return after Performance Allocation	(68.31)%	2.66%	8.35%	35.34%	(10.13)%	8.48%
Net investment income/(loss)[1]	(3.37)%	(2.21)%	(2.13)%	(1.89)%	(1.53)%	(1.46)%
Operating expenses, excluding Performance Allocation[1,2,3]	3.38%	2.22%	2.72%	2.71%	2.50%	2.24%
Performance Allocation[1]	0.00%	0.17%	0.90%	1.94%	0.02%	0.70%
Net expenses[1]	3.38%	2.39%	3.62%	4.65%	2.52%	2.94%
Partners’ capital, end of year (000’s)	$18,597	$58,679	$57,156	$58,581	$53,160	$73,552
Portfolio turnover rate (Master Fund)	146.31%	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different.

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2023 years ended March 31, 2023 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.00% 0.11%, 0.10%, 0.04%, and 0.05%, respectively. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of operating expenses excluding allocated credit facility fees and interest expense to average partners’ capital were 3.38%, 2.22%, 2.61%, 2.61%, 2.46%, and 2.19%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	FINANCIAL HIGHLIGHTS (concluded)

	For the period ended September 30,	For the Years Ended March 31,
Hatteras Core Alternatives TEI Institutional Fund, L.P.	2023 (Unaudited)	2023	2022	2021	2020	2019
Total return before Performance Allocation	(67.99)%	3.22%	9.21%	35.91%	(10.40)%	8.98%
Performance Allocation	0.00%	(0.17)%	(0.90)%	(1.80)%	0.00%	(0.68)%
Total return after Performance Allocation	(67.99)%	3.05%	8.31%	34.11%	(10.40)%	8.30%
Net investment income/(loss)[1]	(2.31)%	(1.85)%	(2.21)%	(2.98)%	(1.82)%	(1.66)%
Operating expenses, excluding Performance Allocation[1,2,3]	2.32%	1.85%	2.79%	3.80%	2.80%	2.43%
Performance Allocation[1]	0.00%	0.17%	0.90%	1.80%	0.00%	0.68%
Net expenses[1]	2.32%	2.03%	3.69%	5.60%	2.80%	3.11%
Partners’ capital, end of year (000’s)	$50,009	$156,238	$151,616	$155,421	$142,420	$198,405
Portfolio turnover rate (Master Fund)	146.31%	0.00%	108.49%	3.66%	7.96%	9.62%

[1]	Ratios include allocations from the Master Fund.
[2]

Ratios calculated based on total expenses and average partners’ capital. If the expense ratio calculation had been performed monthly, which is the frequency for striking the Feeder Fund’s net asset value, the ratios would have been different

[3]

Ratios include other operating expenses of allocated credit facility fees and interest expense from the Master Fund. For the period ended September 30, 2023 and the years ended March 31, 2023 - 2019, the ratios of credit facility fees and interest expense to average partners’ capital allocated from the Master Fund were 0.00%, 0.00%, 0.11%, 0.10%, 0.04%, and 0.05%, respectively; and the ratios of withholding tax to average partners’ capital were -0.45%, -0.27%, 0.24% 1.24%, 0.46%, and 0.25% , respectively. For the period ended September 30, 2023 and the years ended March 31, 2022 - 2019, the ratios of operating expenses excluding withholding tax, allocated credit facility fees and interest expense to average partners’ capital were 2.77%, 2.12%, 2.44%, 2.46%, 2.30%, and 2.13%, respectively.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2023 (Unaudited)

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, is set forth below. The business address of each Director is care of Hatteras Investment Partners, LP, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners. The Feeder Funds’ Statements of Additional Information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners, LP (2014 to Present); Co-Founder of Hatteras Investment Partners, LP and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to 2015).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	5

[1]	The “Fund Complex” consists of, as of September 30, 2023, the Feeder Funds and the Master Fund.
[2]	Deemed to be an “Interested” Director of the Feeder Funds because of his affiliations with Hatteras Investment Partners, LP.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Investment Partners, LP, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan October 1978	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Offer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners, LP (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners, LP (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2023, the Feeder Funds and the Master Fund.

HATTERAS CORE ALTERNATIVES FUNDS
(each a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2023 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Feeder Funds’ Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Financial Statements

As of and for the period ended September 30, 2023
(Unaudited)

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

As of and for the period ended September 30, 2023
(Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Partners’ Capital	2
Statement of Operations	3
Statements of Changes in Partners’ Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-13
Board of Directors (Unaudited)	14
Fund Management (Unaudited)	15
Other Information (Unaudited)	16

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Schedule of Investments

September 30, 2023 (Unaudited)

INVESTMENTS AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investments in Common Stock— (101.94%)	Shares	Cost	Fair Value
Beneficient - Class A(a)		$303,618,036	$106,013,059
Total Investments in Common Stock		303,618,036	106,013,059

Total Investments — (101.94%)		303,618,036	106,013,059
Liabilities in Excess of Other Assets — (-1.94%)			(2,016,341)
Partners’ Capital — (100.00%)			$103,996,718

(a)	Non-income producing asset.

See notes to financial statements.

1

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

September 30, 2023 (Unaudited)

Assets
Investments at fair value (cost $303,618,036)	$106,013,059
Cash and cash equivalents	615,925
Dividends and interest receivable	1,492
Prepaid assets	892
Total assets	$106,631,368
Liabilities and partners’ capital
Performance allocation payable	698,900
Management fee payable	907,981
Payable to Feeders	594,770
Professional fees payable	198,778
Accounting, administration and transfer agency fees payable	143,831
Risk management fees payable	14,757
Custodian fees payable	14,038
Compliance consulting fees payable	37,000
Other Payables	5,089
Director fee payable	16,222
Other accrued expenses	3,284
Total liabilities	2,634,650
Partners’ capital	103,996,718
Total liabilities and partners’ capital	$106,631,368

See notes to financial statements.

2

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Operations

For the Period Ended September 30, 2023 (Unaudited)

Investment income
Interest	$8,968
Total investment income	8,968
Operating expenses
Management fee	907,981
Professional fees	121,658
Accounting, administration and transfer agency fees	143,829
Directors expense	196,222
Risk management expense	28,623
Compliance consulting fees	37,000
Custodian fees	14,856
Printing expense	1,409
Other expenses	257
Tax expense	595,370
Total operating expenses	2,047,205
Net investment income/(loss)	(2,038,237)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange transactions
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	(912,201)
Net change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange translations	(218,518,418)
Net realized gain/(loss) and change in unrealized appreciation/depreciation on investments in Adviser Funds, securities and foreign exchange transactions	(219,430,619)
Net increase/(decrease) in partners’ capital resulting from operations	$(221,468,856)

See notes to financial statements.

3

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statements of Changes in Partners’ Capital

For the year ended March 31, 2023 and the period ended September 30, 2023 (Unaudited)

	General Partners’ Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2022	$—	$316,900,658	$316,900,658
Capital contributions	—	—	—
Capital withdrawals	(552,155)	(2,092,151)	(2,644,306)
Net investment income/(loss)	—	(3,869,154)	(3,869,154)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	161,324	161,324
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	15,971,941	15,971,941
Performance allocation	552,155	552,155	—
Partners’ capital, at March 31, 2023	$—	$326,520,463	$326,520,463
Capital contributions	—	—	—
Capital withdrawals	12,141	(1,067,030)	(1,054,889)
Net investment income/(loss)	—	(2,038,237)	(2,038,237)
Net realized gain/(loss) from investments in Adviser Funds, securities and foreign exchange transactions	—	(912,201)	(912,201)
Net change in unrealized appreciation/(depreciation) on investments in Adviser Funds, securities and foreign exchange translations	—	(218,518,418)	(218,518,418)
Performance allocation	(12,141)	12,141	—
Partners’ capital, at September 30, 2023	$—	$103,996,718	$103,996,718

See notes to financial statements.

4

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Statement of Cash Flows

For the Period Ended September 30, 2023 (Unaudited)

Cash flows from operating activities:
Net increase / (decrease) in partners’ capital resulting from operations	$(221,468,856)
Adjustments to reconcile net increase / (decrease) in partners’ capital resulting from operations to net cash provided by operating activities:
Proceeds from redemptions, sales, or other dispositions of securities, net of change in related receivables	1,992,178
Net realized (gain) / loss from investments in Adviser Funds, securities and foreign exchange transactions	912,201
Net change in unrealized appreciation / depreciation on investments in Adviser Funds, securities and foreign exchange translations	218,518,418
(Increase) / Decrease in dividends and interest receivable	730
(Increase) / Decrease in prepaid assets	(689)
Increase / (Decrease) in management fee payable	93,426
Increase / (Decrease) in professional fees payable	43,730
Increase / (Decrease) in accounting, administration and transfer agency fees payable	37,457
Increase / (Decrease) in risk management fees payable	14,757
Increase / (Decrease) in payable to feeders	594,770
Increase / (Decrease) in custodian fees payable	7,645
Increase / (Decrease) in compliance consulting fees payable	26,500
Increase / (Decrease) in director fee payable	16,222
Increase / (Decrease) in other accrued expenses	1,463
Net cash provided by operating activities	789,952
Cash flows from financing activities:
Capital contributions	—
Capital withdrawals, net of change in withdrawals payable and performance allocation	(1,067,030)
Net cash used in financing activities	(1,067,030)
Net change in cash and cash equivalents	(277,078)
Cash and cash equivalents at beginning of year	893,003
Cash and cash equivalents at end of year	$615,925
Supplemental disclosure of interest expense paid	—
Supplemental disclosure line of credit fees paid	$—

See notes to financial statements.

5

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements

As of and for the period ended September 30, 2023 (Unaudited)

1.	ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, L.P. (“Hatteras Investment Partners”, the “Investment Manager” or the “General Partner”), a Delaware limited partnership registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund sought to provide its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invested with each Adviser by becoming a participant in an investment vehicle operated by such Adviser (each an “Adviser Fund”, collectively, the “Adviser Funds”) which includes exchange-traded funds (“ETFs”), hedge funds, and investment funds. The Master Fund operated in accordance with its investment objectives and strategies until December 7, 2021, when the Board of Directors of the Master Fund approved a plan of liquidation for the Fund (the “Plan of Liquidation”), and the the Master Fund exchanged interests in the Adviser Funds for Preferred Series B-2 Unit Accounts of The Beneficient Company Group, L.P. On June 7, 2023, the Master Fund’s Preferred Series B-2 Unit Accounts converted to Beneficient Class A common stock. See Notes 8 and 12 for additional information on the Beneficient transaction and Subsequent Events.

The Master Fund is considered an investment company under the 1940 Act, following the accounting principles generally accepted in the United States of America (“GAAP”) and the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies (“ASC 946”).

The Master Fund has an appointed Board of Directors (the “Board”), which has the rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with GAAP.

b.	Cash and Cash Equivalents

Cash and cash equivalents include amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Investments

The Master Fund’s valuation procedures have been approved by the Board. The valuation procedures are implemented by the Master Fund’s Investment Manager and the Master Fund’s third party administrator, which report to the Board. For third-party information, the Master Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Investment Manager’s fair value pricing procedures, subject to oversight by the Board of Directors.

6

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (continued)

Investments held by the Master Fund include:

●

Investments in Adviser Funds — The Master Fund values interests in the Adviser Funds at fair value, using the net asset value (“NAV”) or pro rata interest in the members’ capital of the Adviser Funds as a practical expedient, as provided by the investment managers of such Adviser Funds. These Adviser Funds value their underlying investments in accordance with policies established by such Adviser Funds, which ordinarily will be the value determined by their respective investment managers. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager and Sub-Adviser determine that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under the Master Fund’s valuation procedures under the general supervision of the Board. While these valuations are intended to estimate the value the Master Fund might reasonably expect to receive upon the current sale of the Adviser Funds in the ordinary course of business, such values may differ from the value that the Master Fund would actually realize if the Adviser Funds were sold.

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued based on the best information available at the time the Master Fund’s partners’ capital is calculated. The Investment Manager has established procedures for reviewing the effect on the Master Fund’s partners’ capital due to the timing of the reported value of interests received for certain Adviser Funds. The Master Fund did not hold any Adviser Funds as of September 30, 2023.

●

Investments in Securities — Securities traded on one or more of the United States (“U.S.”) national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price, at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Money market funds are valued daily at their net asset value.

●

Investments in Private Preferred Equity — The Master Fund values interests in Private Preferred Equity Investments, the Beneficient Preferred Series B-2 Unit Accounts, using the capital account balance provided by the issuer, representing the interests of Adviser Funds contributed in-kind plus the accrued preferred return.

The Master Fund classifies its assets and liabilities in accordance with ASC 820 — Fair Value. The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s assets and liabilities. The inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities that the Master Fund has the ability to access.

●

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

●

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

7

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c.	Valuation of Investments (concluded)

The following table presents the Master Fund’s fair value hierarchy for those assets and liabilities measured at fair value as of September 30, 2023.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investment Type
Common Stock	$106,013,059	$—	$—	$—	$106,013,059
Total	$106,013,059	$—	$—	$—	$106,013,059

The following reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Level 3 Investments	Balances as of March 31, 2023	Transfers into/ (out of)	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Distributions	Gross Purchases	Gross Sales	Balance as of September 30, 2023
Private Preferred Equity	$327,430,767	$(327,430,767)	$—	$—	$—	$—	$—	$—
Total Level 3 Investments	$327,430,767	$(327,430,767)	$—	$—	$—	$—	$—	$—

The net realized gain/(loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompany Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2023 is $0.

As of September 30, 2023, the Fund did not hold any Level 3 investments.

The Master Fund’s investments reflect their estimated fair value, which for investments in private preferred equity is the capital account balance provided by the issuer, representing the interests of Adviser Funds contributed in-kind (“Transaction Price”) plus accrued preferred return (“accrued interest”).

d.	Investment Transactions and Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Capital gain distributions received are recorded as capital gains as soon as information is available to the Master Fund. Investments in short-term investments, mutual funds, private companies and exchange traded funds are recorded on a trade date basis. Investments in Adviser Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Adviser Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective. Realized gains and losses on Adviser Fund and security redemptions are determined on identified cost basis, when available. For Adviser Funds that are not unitized, the cost relieved to calculate realized gains and losses is based on percentage of capital redeemed. Distributions received from Adviser Funds are recorded on the effective date, based on the character determined by the underlying partnership. Return of capital or security distributions received from Adviser Funds and securities are accounted for as a reduction to cost.

e.	Foreign Currency

Investments in Adviser Funds, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The

8

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (concluded)

e.	Foreign Currency (concluded)

Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

f.	Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board. Risk management expense includes expenses incurred by the Master Fund for third party valuation services, independent due diligence reviews of Adviser Funds, and other analytical and risk mitigation services provided to the portfolio.

g.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss. The Master Fund files tax returns as prescribed by the tax laws of the jurisdiction in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. For the Master Fund’s tax years ended December 31, 2019 through December 31, 2022, the Master Fund is open to examination by major tax jurisdictions under the statute of limitations.

The Master Fund has reviewed any potential tax positions as of September 30, 2023, and has determined that it does not have a liability for any unrecognized tax benefits or expense. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Master Fund did not incur any material interest or penalties. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date September 30, 2023. The tax basis for the Adviser Funds carried over to Beneficient - Class A.

h.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

3.	ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

9

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

4.	REPURCHASE OF LIMITED PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. After the Board approval of the Plan of Liquidation at the meeting of the Master Fund’s Board held on December 7, 2021, the Master Fund does not expect to make any offer to repurchase interests of Limited Partners prior to its final distribution of any remaining proceeds.

5.	MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of the investment management agreement between the Master Fund and the Investment Manager (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for the advisory and other services provided by the Investment Manager, the Master Fund pays the Investment Manager a management fee (the “Management Fee”) equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of each Limited Partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90-day U.S. Treasury Bill for the last business day of the last calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak”, or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. For the period ended September 30, 2023, a Performance Allocation of -$12,141 was accrued or earned, offsetting the accrual that existed at the beginning of the period.

Each member of the Board who is not an “interested person” of the Master Fund (“Independent Director”), as defined by the 1940 Act, receives an annual retainer. The allocation of the retainer to the Master Fund is based on the assets under management of all of the affiliated funds and trusts that the Board oversees. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

The Master Fund has engaged ACA Group (“ACA”) to provide compliance services including the appointment of the Master Fund’s Chief Compliance Officer. ACA is paid an annual fee of $96,000 for services provided.

6.	ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) an administration fee based on the month-end partners’ capital of the Master Fund. Fund Services also provides regulatory administrative services and accounting. UMB Fund Services, Inc. (“UMBFS”) provides transfer agency functions, and shareholder services. For the period ended September 30, 2023, the total accounting, administration and transfer agency fees were $143,829.

U.S. Bank, N.A. (“USB”) serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund.

7.	INVESTMENT TRANSACTIONS

There were no total purchases of Adviser Funds and securities for the period ended September 30, 2023. Total proceeds from redemptions, sales, or other dispositions of Adviser Funds and securities for the period ended September 30, 2023 amounted to $1,992,178. The cost of investments in Adviser Funds for U.S. Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2023.

10

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

8.	BENEFICIENT TRANSACTION

In connection with the Plan of Liquidation, on December 7, 2021, the Hatteras Master Fund, L.P. exchanged interests in the Adviser Funds for Beneficient Preferred Series B-2 Unit Accounts and entered into a Registration Rights Agreement with the Beneficient Company Group, L.P. The Beneficient Company Group, L.P. is a Delaware limited partnership that provides private trust solutions, including a suite of lending and liquidity products, to owners of alternative assets in need of liquidity. Initially, the transaction’s Estimated Closing NAV utilized a reference date of September 30, 2021. The transaction’s Adjusted Closing NAV, reflecting the Adviser Funds’ net asset value as of December 31, 2021, was finalized on September 1, 2022. The Beneficient Preferred Series B-2 Unit Accounts earned 5.0% per annum, compounding quarterly, and were intended to serve as an intermediate step towards providing final liquidity in the form of cash proceeds to the Master Fund.

On June 6, 2023, Avalon Acquisition Inc. (“Avalon”), a publicly traded special purpose acquisition company, announced that at a stockholder special meeting, Avalon’s stockholders voted to approve its proposed business combination with The Beneficient Company Group, L.P. On June 7, 2023, the Master Fund’s position in the Beneficient Preferred Series B-2 Unit Accounts converted to Beneficient Class A common stock at a price of $8.00 per share following the completion of the business combination with Avalon. On June 8, 2023, Beneficient Class A common stock began trading on the Nasdaq under ticker symbol “BENF.” The Master Fund is and will be subject to the volatility of the publicly traded share price of BENF shares for some time prior to selling the position and during the period in which the stock is being sold. The market price for the security may be subject to significant fluctuations in response to numerous factors such as lack of liquidity, general market volatility, and numerous other factors unrelated to the operating performance of the issuer. The Master Fund has engaged an investment bank to exit the position in a thoughtful manner. Exit options may include, but are not limited to, underwritten offerings, sales to strategic investors, privately negotiated block trades, and or public market trading strategies. A full exit may be achieved through a combination of these options. From the effective date of the Plan of Liquidation onward, the Master Fund bears all expenses incurred in carrying out the Plan of Liquidation. As of September 30, 2023, the Master Fund’s ownership of Beneficient Class A common stock was 16.9%. See Note 10 for risks related to the Master Fund’s holding of Beneficient Class A common stock.

9.	INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.	RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Master Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Master Fund’s investments.

Concentration risk: On December 7, 2021, the Master Fund exchanged interests in the Adviser Funds for Beneficient Preferred Series B-2 Unit Accounts. On June 7, 2023, the Master Fund’s position in the Beneficient Preferred Series B-2 Unit Accounts converted to Beneficient Class A common stock, which is the Master Fund’s only investment as of September 30, 2023. As a result, the Master Fund’s performance is concentrated in this investment and risks, including, but not limited to, small company risk, market risk, and equity securities risk, are higher than a diversified portfolio. See Note 8 for additional details regarding the Beneficient transaction.

Liquidity Risk: The Master Fund is subject to the risk that Beneficient may not be able to maintain its listing on Nasdaq, which could have a material adverse effect on Beneficient and its shareholders, including the Master Fund. Beneficient’s Class A common stock is listed on Nasdaq Global Market. To maintain its listing, Beneficient is required to satisfy continued listing requirements. There can be no assurance Beneficient will continue satisfying such continued listing requirements, which

11

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Continued)

As of and for the period ended September 30, 2023 (Unaudited)

10.	RISK FACTORS (concluded)

include that the closing bid price of its common stock be at least $1.00 per share, that it has at least 400 round lot holders and at least 750,000 publicly held shares, that the market value of its publicly held securities be at least $5 million, and that it meets one of these standards: stockholders’ equity of at least $10 million; market value of listed securities of at least $50 million; or total assets and total revenues of at least $50 million each in the latest fiscal year or in two of the last fiscal years.

Additionally, if Beneficient is delisted from Nasdaq, its securities may be eligible for trading on an over-the-counter market. If Beneficient is not able to obtain a listing on another stock exchange or quotation service for its securities, it may be extremely difficult or impossible for the Master Fund to sell the Beneficient shares it holds. If Beneficient is delisted from Nasdaq, but obtains a substitute listing for its securities, it will likely be on a market with less liquidity, and therefore experience potentially more price volatility than experienced on Nasdaq. The Master Fund may not be able to sell its Beneficient holdings on any such substitute market in the quantities, at the times, or at the prices that could potentially be available on a more liquid trading market. As a result of these factors, if Beneficient’s securities are delisted from Nasdaq, the value and liquidity of its securities, and in turn the value of an investment in the Master Fund, would likely be significantly adversely affected.

Small company risk: Investments in smaller companies, such as BENF, may involve greater risks than investments in larger, more established companies. As compared to larger companies, smaller companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of smaller capitalization companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of smaller capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Equity Securities Risk: Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

11.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and Performance Allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

12

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Notes to Financial Statements (Concluded)

As of and for the period ended September 30, 2023 (Unaudited)

11.	FINANCIAL HIGHLIGHTS (concluded)

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

	For the period ended September 30,	For the Years Ended March 31,
	2023 (Unaudited)	2023	2022	2021	2020	2019
Total return before Performance Allocation	(67.70)%	3.88%	10.51%	39.09%	(9.73)%	10.41%
Total return after Performance Allocation	(67.69)%	3.71%	9.61%	37.26%	(9.74)%	9.72%
Partners’ capital, end of year (000’s)	$103,997	$326,520	$316,901	$305,822	$299,318	$419,786
Portfolio turnover rate	146.31%	(0.00)%	108.49%	3.66%	7.96%	9.62%
Ratio of net investment income/(loss), excluding Performance Allocation	(2.17)%	(1.20)%	(1.04)%	(0.83)%	(0.53)%	(0.64)%
Ratio of other operating expenses to average partners’ capital, excluding credit facility fees, interest expense, and Performance Allocation	2.18%	1.21%	1.52%	1.55%	1.43%	1.36%
Ratio of credit facility fees and interest expense to average partners’ capital	0.00%	0.00%	0.11%	0.10%	0.07%	0.05%
Operating expenses, excluding Performance Allocation	2.18%	1.21%	1.63%	1.65%	1.50%	1.41%
Performance Allocation	-0.01%	0.17%	0.90%	1.83%	0.01%	0.69%
Total Operating expenses and Performance Allocation	2.17%	1.38%	2.53%	3.48%	1.51%	2.10%

12.	Subsequent events

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements, except set forth below.

The Master Fund’s only holding is Beneficient Class A common stock. At market close on September 29, 2023, Beneficient Class A common stock was trading at approximately $2.59 per share. Since October 17, 2023, Beneficient’s Class A common stock has been trading at less than $1.00. As of the date this report was published, Beneficient’s Class A common stock was trading at approximately $0.59 per share. Because Beneficient Class A common stock is the Master Fund’s only holding, the next net asset value struck by the Master Fund is expected to reflect a material decline from September 30, 2023 net asset value, similar to the decline in the share price of Beneficient Class A common stock.

13

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Board of Directors
(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information is set forth below. The business address of each Director is care of Hatteras Investment Partners, LP 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The term of office of each Director is from the time of such Director’s election and qualification until his or her successor shall have been elected and shall have qualified, or until he or she is removed, resigns or is subject to various disabling events such as death or incapacity. A Director may resign upon 90 days’ prior written notice to the Board and may be removed either by a vote of a majority of the Board not subject to the removal vote or of Limited Partners holding not less than two-thirds of the total number of votes eligible to be cast by all of the Limited Partners.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex[1] Overseen by Director
INTERESTED DIRECTOR
David B. Perkins[2] July, 1962	President and Chairman of the Board of Directors	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Investment Partners, LP (2014 to Present); Co-Founder of Hatteras Investment Partners, LP and its affiliated entities (“Hatteras Funds”) in 2003.	5
INDEPENDENT DIRECTORS
H. Alexander Holmes May, 1942	Director; Audit Committee Member	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	5
Steve E. Moss, CPA February, 1953	Director; Audit Committee Member	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present).	5
Gregory S. Sellers May, 1959	Director; Audit Committee Member	Since Inception	Chief Financial Officer, Chief Operating Officer, Spectrum Consultants, Inc., a sales marketing firm in the prior housing industry (2015 to present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	5
Thomas Mann February, 1950	Director; Audit Committee Member	Since 2013	Private Investor (2012 to Present).	5

[1]	The “Fund Complex” consists of, as of September 30, 2023, the Feeder Funds and the Master Fund.
[2]	Deemed to be an “interested” Director of the Master Fund because of his affiliations with Hatteras Investment Partners, LP.

14

HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Fund Management
(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Investment Partners, LP, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Kevin Hourihan October 1978	Chief Compliance Officer	Since 2022

Senior Principal Consultant, ACA Global LLC (2022 to present), Chief Compliance Officer of Ashmore Funds, Ashmore Group (2017 to 2022), Investment Management Chief Compliance Offer, Ashmore Equities Investment Management (2015 to 2019).

N/A
Allison Zollicoffer March, 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Investment Partners, LP (2018 to present); self-employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February, 1993	Secretary	Since 2019	Director of Operations, Hatteras Investment Partners, LP (2019 to present); Operations Associate (2019).	N/A

[1]	The “Fund Complex” consists of, as of September 30, 2023, the Feeder Funds and the Master Fund.

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HATTERAS MASTER FUND, L.P.
(a Delaware Limited Partnership)

Other Information
(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2023 is available at
http://www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Master Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov.

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Hatteras Core Alternatives Funds

8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Investment Manager and Fund Servicing Agent

Hatteras Investment Partners, L.P.
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
324 North Water Street, Suite 830
Milwaukee, WI 53202

Fund Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103

Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
811 East Wisconsin Ave.
Milwaukee WI 53202

Custodian

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Distributor

Hatteras Capital Distributors, LLC
8510 Colonnade Center Drive, Suite 150
Raleigh, NC 27615

HATTERASINVESTMENTPARTNERS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable, Fund is in liquidation.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on September 30, 2023, reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras Core Alternatives TEI Institutional Fund, L.P.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President (Principal Executive Officer)

Date	12/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President (Principal Executive Officer)

Date	12/08/2023

By (Signature and Title)	/s/ Allison Zollicoffer
Allison Zollicoffer, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	12/08/2023